FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1.  Name and address of issuer:
    Montana Tax Free Fund, Inc.
    #1 North Main
    Minot, ND 58703

2.  Name of each series or class of funds for which this notice is filed:
    N/A

3.  Investment Company Act File Number:
    811-7738

    Securities Act File Number:
    33-63306

4.  Last day of fiscal year for which this notice is filed:
    12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
    N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:
    N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
    -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
    -0-

9.  Number and aggregate sale price of securities sold during the fiscal year:
    $10,721,943.00

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
    $10,721,943.00

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
    N/A

12. Calculation of registration fee:
    (i)  Aggregate sale price of securities sold       $10,721,943.00
         during the fiscal year in reliance on
         rule 24f-2(from Item 10):

    (ii) Aggregate price of shares issued in
         connection with dividend reinvestment
         plans (from Item 11, if applicable):          + 0

    (iii)Aggregate price of shares redeemed or
         repurchased during the fiscal year(if
         applicable):                                  -$1,053,866.00

    (iv) Aggregate price of shares redeemed or
         repurchased and previously applied as a
         reduction to filing fees pursuant to rule
         24f-2 (if applicable):                        + 0

    (v)  Net aggregate price of securities sold         $9,668,077.00
         and issued during the fiscal year in
         reliance on rule 24f-2 [line (i),plus
         line (ii), less line (iii), plus line (iv)]
         (if applicable):

    (vi) Multiplier prescribed by Section 6(b) of
         Securities Act of 1933 or other applicable
         applicable law or regulation(see C.6)         X 1/3300

    (vii)Fee due [line (i) or line (v) multiplied by
         line (vi)]                                    $2,929.72

13. Check box if fees are being remitted to the Commissions lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). X


    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 18, 1997

SIGNATURES:
    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    BY (Signature and Title)*
                              Robert E. Walstad, President

    DATE:  2/21/97